Retirement Benefit Plans - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Expense related to defined contribution plan	$ 60.4	$ 48.5	$ 46.3
Foreign [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Contribution towards defined benefit plans	$ 18.2
Minimum | U.S. and Puerto Rico [Member] | Equity Securities [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Target range of assets held by defined benefit plan for cash funds	30.00%
Minimum | U.S. and Puerto Rico [Member] | Debt Securities [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Target range of assets held by defined benefit plan for cash funds	30.00%
Minimum | U.S. and Puerto Rico [Member] | Non-Traditional Investments [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Target range of assets held by defined benefit plan for cash funds	0.00%
Minimum | Foreign [Member] | Equity Securities [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Target range of assets held by defined benefit plan for cash funds	20.00%
Minimum | Foreign [Member] | Debt Securities [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Target range of assets held by defined benefit plan for cash funds	30.00%
Minimum | Foreign [Member] | Real Estate [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Target range of assets held by defined benefit plan for cash funds	15.00%
Minimum | Foreign [Member] | Cash Fund [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Target range of assets held by defined benefit plan for cash funds	3.00%
Minimum | Foreign [Member] | Other Funds [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Target range of assets held by defined benefit plan for cash funds	0.00%
Maximum | U.S. and Puerto Rico [Member] | Equity Securities [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Target range of assets held by defined benefit plan for cash funds	65.00%
Maximum | U.S. and Puerto Rico [Member] | Debt Securities [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Target range of assets held by defined benefit plan for cash funds	50.00%
Maximum | U.S. and Puerto Rico [Member] | Non-Traditional Investments [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Target range of assets held by defined benefit plan for cash funds	15.00%
Maximum | Foreign [Member] | Equity Securities [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Target range of assets held by defined benefit plan for cash funds	37.00%
Maximum | Foreign [Member] | Debt Securities [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Target range of assets held by defined benefit plan for cash funds	50.00%
Maximum | Foreign [Member] | Real Estate [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Target range of assets held by defined benefit plan for cash funds	24.00%
Maximum | Foreign [Member] | Cash Fund [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Target range of assets held by defined benefit plan for cash funds	15.00%
Maximum | Foreign [Member] | Other Funds [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Target range of assets held by defined benefit plan for cash funds	12.00%